REAL ESTATE ASSETS (Impairment) (Detail) ft² in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) ft² Property	Jun. 30, 2019 USD ($) ft² Property	Dec. 31, 2019 USD ($) ft² Property	Dec. 31, 2018 USD ($) ft² Property	Dec. 31, 2017 USD ($) ft² Property
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of properties impaired | Property	10	13	34	22	4
Area of real estate property impaired | ft²	673	1,900	3,400	2,300	33
Impairment of real estate assets	$ 15,507	$ 33,155	$ 72,939	$ 32,975	$ 2,855
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate asset deemed to be impaired	85,700	253,800	457,300	365,400	7,200
Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate asset deemed to be impaired	$ 70,200	$ 220,600	$ 384,400	$ 332,400	$ 4,300